Significant Accounting Policies - Sales and marketing expenses, Operating lease and adoption of ASU 2016-02, Employee Benefits, Government grant, Segment Reporting and Statutory Reserves (Details)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2020 CNY (¥)
Employee benefits
Employee social security and welfare benefits	¥ 36,410	¥ 21,180	¥ 32,900
Segment Reporting
Number of reportable segments | segment	1
Statutory Reserves
Percentage of general reserve fund, annual after-tax profits	10.00%
Maximum percentage of general reserve fund, registered capital	50.00%
Percentage of statutory surplus fund, annual after-tax profits	10.00%
Maximum percentage of statutory surplus fund, registered capital	50.00%
Profit appropriation to reserve funds	¥ 300	660	1,080
Operating lease right-of-use assets, net	13,818	27,365
Operating lease liabilities	586	12,426
Government grant	3,304	10,103	497
Sales and marketing expenses
Sales and marketing expenses
Total advertising expenses	¥ 7,270	¥ 6,340	¥ 700
ASU 2016 02 | Adjustment
Statutory Reserves
Operating lease right-of-use assets, net				¥ 41,900
Operating lease liabilities				¥ 42,100